19. LOANS AND FINANCING	12 Months Ended
Dec. 31, 2017
Loans And Financing
LOANS AND FINANCING
19.	LOANS AND FINANCING

	Charges (p.a.)	Weighted average interest rate (p.a.)	WAMT (1)	Current	Non-current	12.31.17	Captured	Business combination (2)	Amortization	Interest paid	Interest accrued	Exchange rate variation	Price index update	Current	Non-current	12.31.16
Local currency

Working capital	7.79% (8.90% on 12.31.16)	7.79% (8.90% on 12.31.16)	0.8	1,631.5	923.9	2,555.4	3,579.4	-	(2,401.0)	(162.2)	213.0	-	-	1,326.1	-	1,326.1

Certificate of agribusiness receivables	96.51% of CDI / IPCA + 5,90% (96.50% of CDI / IPCA + 5,90% on 12.31.16)	7.41% (13.43% on 12.31.16)	2.4	1,097.9	2,473.8	3,571.7	780.0	-	(779.2)	(393.8)	334.6	-	-	168.1	3,462.0	3,630.1

Development bank credit lines	Fixed rate / Selic / TJLP + 1.48% (Fixed rate / Selic / TJLP + 0.75% on 12.31.16)	6.78% (7.93% on 12.31.16)	1.7	313.3	256.8	570.1	62.4	-	(403.8)	(37.3)	47.4	0.2	20.1	381.3	499.7	881.0

Bonds	7.75% (7.75% on 12.31.16)	7.75% (7.75% on 12.31.16)	0.4	503.8	-	503.8	-	-	-	(38.8)	46.4	-	(6.8)	4.1	498.8	502.9

Export credit facility	100.35% of CDI (13.68% on 12.31.16)	6.91% (13.68% on 12.31.16)	1.2	39.2	1,850.0	1,889.2	-	-	-	(214.3)	181.2	-	-	72.3	1,850.0	1,922.3

Special program asset restructuring	Fixed rate / IGPM + 4.90% (Fixed rate / IGPM + 4.90% on 12.31.16)	4.36% (12.09% on 12.31.16)	2.2	3.5	245.8	249.4	-	-	-	(8.1)	9.7	(1.7)	(2.2)	3.5	248.0	251.6

Other secured debts	(8.50% on 12.31.16)	(8.50% on 12.31.16)	-	-	-	-	-	-	(129.9)	(8.9)	9.2	-	-	32.3	97.3	129.6

Fiscal incentives	2.40% (2.40% on 12.31.16)	2.40% (2.40% on 12.31.16)	0.5	3.6	-	3.6	34.4	-	(30.9)	(0.2)	0.2	-	-	0.1	-	0.1

				3,592.8	5,750.3	9,343.0	4,456.3	-	(3,744.7)	(863.5)	841.7	(1.5)	11.1	1,987.9	6,655.7	8,643.7

Foreign currency

Bonds	4.08% (4.71% on 12.31.16) + e.r. US$, EUR and ARS	4.08% (4.71% on 12.31.16) + e.r. US$, EUR and ARS	6.0	105.1	8,424.8	8,529.9	77.1	-	(396.0)	(382.0)	410.4	326.7	-	489.2	8,004.4	8,493.6

Export credit facility	LIBOR + 1.85% (LIBOR + 2.71% on 12.31.16) + e.r. US$	3.35% (3.85% on 12.31.16) + e.r. US$	2.2	953.5	1,197.2	2,150.7	3,576.0	-	(2,981.2)	(98.5)	105.5	238.3	-	312.2	998.4	1,310.6

Advances for foreign exchange rate contracts	(2.39% on 12.31.16) + e.r. US$	(2.39% on 12.31.16) + e.r. US$	-	-	-	-	4.1	-	(203.4)	(4.7)	0.3	(9.1)	-	212.8	-	212.9

Development bank credit lines	UMBNDES + 1.73% (UMBNDES + 2.10% on 12.31.16) + e.r. US$ and other currencies	6.22% (6.24% on 12.31.16) + e.r. US$ and other currencies	1.0	2.6	1.0	3.6	-	-	(5.9)	(0.4)	1.2	(0.3)	-	5.9	3.0	8.9

Working capital	23.10% (14.28% on 12.31.16) + e.r. ARS / + e.r US$	23.10% (14.28% on 12.31.16) + e.r. ARS / + e.r US$	1.5	128.2	39.7	167.9	1,584.8	-	(1,629.4)	(19.8)	59.2	(119.7)	-	236.9	55.8	292.7

Working capital	15.95% + e.r TRY	15.95% + e.r TRY	0.1	249.2	-	249.2	-	389.2	(40.6)	-	5.1	(104.3)	-	-	-	-

				1,438.6	9,662.8	11,101.3	5,242.1	389.2	(5,256.5)	(505.5)	581.8	331.5	-	1,257.1	9,061.6	10,318.7
				5,031.4	15,413.0	20,444.4	9,698.4	389.2	(9,001.2)	(1,369.0)	1,423.5	330.1	11.1	3,245.0	15,717.4	18,962.4

(1)	Weighted average maturity in years.
(2)	Balance arising from business combination with Banvit (note 6.1.3).
19.1.	Working capital

Rural credit: The Company and its subsidiaries entered into rural credit loans with several commercial banks, under a Brazilian Federal government program that promotes investments in rural activities.

Working capital in foreign currency: Refers to credit lines taken from financial institutions and utilized primarily to short term working capital and import operations of subsidiaries located in Argentina and Turkey. The loans are denominated in Argentine Pesos and Turkey Lira with maturity in 2018.

19.2.	CRA

On September 29, 2015, BRF completed the CRA issuance related to the public distribution offering of the 1st series of the 3rd Issue by Octante Securitizadora S.A. (“Securitization Company”) in the amount of R$1,000.0 net of interest, which will mature on October 01, 2018, and were issued with a coupon of 96.90% p.a. of the DI rate, payable every each 9 months. The CRAs arise from the Company’s exports contracted with BRF Global GmbH and were assigned and/or promised to the Securitization Company.

On April 19, 2016, BRF completed the CRA issuance related to the public distribution offering of the 1st series of the 9th Issue by Octante Securitizadora S.A. (“Securitization Company”) in the amount of R$1,000.0 net of interest, which will mature on April 19, 2019 and were issued with a coupon of 96.50% p.a. of the DI rate, payable each 9 months. The CRAs arise from the Company’s exports contracted with BRF Global GmbH and were assigned and/or promised to the Securitization Company.

On December 22, 2016, BRF completed the CRA issuance related to the public distribution offering of the 1st and 2nd series of the 1st Issue by Vert Companhia Securitizadora, in the amount of R$1,500.0 net of interest. The 1st series CRA were issued with a coupon of 96.00% p.a. of the DI rate, with will mature on December 16, 2020 and payable every each 8 months. The 2nd series CRA were issued with a coupon of 5.8970% p.a. updated by the Amplified Consumer Price Index (“IPCA”), with will mature on December 18, 2023 and with interest payable each 16 or 18 month. The CRAs arise from the Company’s exports contracted with BRF Global GmbH and BRF Foods GmbH.

On August 15, 2017, the CRA related to the issuance of December 16, 2016 and linked to the public offering of the 1st. Series was transferred to SHB, based on exports between SHB and BRF Foods Gmbh. The conditions negotiated at the date of issue remain in force.

19.3.	Development bank credit lines

The Company and its subsidiaries have several outstanding obligations with National Bank for Economic and Social Development (“BNDES”). The loans were obtained for the acquisition of equipment and expansion of productive facilities.

FINEM: Credit lines of Financing for Enterprises ("FINEM") which are subject to the variations of UMBNDES, TJLP and SELIC currency basket. The values of principal and interest are paid in monthly installments, with maturities between 2018 and 2020 and are secured by pledge of equipment, facilities and mortgage on properties owned by the Company.

FINEP: Credit lines of Financial of Studies and Projects (“FINEP”) obtained with reduced charges for projects of research, development and innovation, with maturities dates between 2018 and 2019.

19.4.	Bonds

Senior Notes BRF 2018: On May 15, 2013, BRF completed international offering of 5 year bonds in the aggregate amount of R$500.0 (the “BRL Bonds”) which will mature on May 22, 2018 (“Senior Notes BRF 2018”), issued with a coupon (interest) of 7.75% p.a. (yield to maturity 7.75%), payable semi-annually beginning as from November 22, 2013.

BFF Notes 2020: On January 28, 2010, BFF International Limited issued senior notes in the total value of R$1,392.0, whose notes are guaranteed by BRF, with a nominal interest rate of 7.25% p.a. and effective rate of 7.54% p.a. maturing on January 28, 2020. On June 20, 2013, the amount of R$271.9 of these senior notes was exchanged by Senior Notes BRF 2023 and on May 15, 2014, the amount of R$908.0 was repurchased with part of the proceeds obtained from the Senior Notes BRF 2024. On May 28, 2015, the Company concluded a Tender Offer, in amount of R$321.8, such that the outstanding balance amounted to R$375.5 and the premium paid, net of interest, was R$50.7. On September 14, 2016, the Company concluded a Tender Offer, in amount of R$107.0, being the premium paid, net of interest, was R$13.6. The premium paid to holders of existing bonds was recorded as a financial expense.

Senior Notes BRF2022: On June 6, 2012, BRF issued senior notes of R$1,009.2, with nominal interest rate of 5.88% p.a. and an effective rate of 6.00% p.a. maturing on June 6, 2022. On June 26, 2012, the Company reopened this transaction for an additional amount of R$518.6, with nominal interest rate of 5.88% p.a. and effective rate of 5.50% p.a. On May 28, 2015, the Company concluded a Tender Offer, in amount of R$1,832.3, such that the outstanding balance amounted to R$548.8 and the premium paid, net of interest, was R$251.9. On September 14, 2016, the Company concluded a Tender Offer, in amount of R$180.3, being the premium paid, net of interest, was R$18.9. The premium paid to holders of existing bonds was recorded as a financial expense.

Senior Notes BRF 2022 (“Green Bonds”): On May 29, 2015, BRF concluded a Senior Notes offer of 7 (seven) year in the total amount of R$1,747.1, which will mature on May 03, 2022 (“Senior Notes BRF 2022”), issued with a coupon (interest) of 2.75% p.a. (yield to maturity 2.822%), payable annually beginning on June 03, 2016.

Senior Notes BRF 2023: On May 15, 2013, BRF completed international offerings of 10 years bonds in the aggregate amount of R$1,011.7 (the “USD Bonds”), which will mature on May 22, 2023 (“Senior Notes BRF 2023”), issued with a coupon (interest) of 3.95% per year (yield to maturity 4.135%), payable semi-annually beginning on November 22, 2013.

Senior Notes BRF 2024: On May 15, 2014, BRF completed international offerings of 10 years bonds in the aggregate amount of R$1,662.5 (the “USD Bonds”), which will mature on May 22, 2024 (“Senior Notes BRF 2024”), issued with a coupon (interest) of 4.75% p.a. (yield to maturity 4.952%), payable semi-annually beginning on November 22, 2014.

Senior Notes BRF 2026: On September 29, 2016, BRF through its wholly-owned subsidiary BRF GmbH concluded a Senior Notes offer of 10 years in the total amount of R$1,611.8, with will mature on September 29, 2026, issued with a coupon (interest) of 4.35% p.a. (yield to maturity de 4.625%), payable semi-annually beginning on March 29, 2017.

19.5.	Export credit facilities

Export prepayments: Under the terms of each of these credit facilities, the Company entered into loans which must be evidenced subsequently by the trade accounts receivable related to the exports of its products, with maturity between 2018 and 2019.

Commercial credit lines: Denominated in U.S. Dollars with quarterly payments of interest and principal maturing in 2018 and are utilized for purchases of imported raw materials and other working capital needs.

19.6.	Special Program Asset Recovery (“PESA”)

The Company has a loan facility obtained through the Special Program for Asset Recovery (“Programa Especial de Saneamento de Ativos”) promoted by the federal government and securitized by commercial financial institutions. Such loan facility is subject to the variations of the General Market Price Index (“IGPM”) plus interest of 4.90% p.a. The principal is payable in a single installment with maturity date in 2020, being secured by endorsements and pledges of public debt securities (note 15).

19.7.	Rotative credit line (“Revolver Credit Facility”)

With the purpose of improving its financial liquidity, the Company and its wholly-owned subsidiary BRF Global GmbH obtained a credit line Revolver Credit Facility ("Revolver Credit Facility") in the amount of US$1,000.0, with a maturity date in May 2019, from a syndicate comprised of 28 banks. The transaction was structured to allow the Company to utilize the credit line at any time, during the contracted period. In April 2017, the company used US$650.0 of the credit line with a LIBOR rate of + 1.25% and maturity in May 2019. The Company settled in advance the credit line used in October 2017.

19.8.	Loans and financing maturity schedule

The maturity schedule of the loans and financing balances is as follows:

12.31.17
2018	5,031.4
2019	3,983.9
2020	1,684.7
2021	125.4
2022	3,106.2
2023 onwards	6,512.8
20,444.4

19.9.	Guarantees

	12.31.17	12.31.16
Total of loans and financing	20,444.4	18,962.4
Mortgage guarantees	577.2	1,019.6
Related to FINEM-BNDES	462.8	771.3
Related to FNE-BNB	-	129.6
Related to tax incentives and other	114.4	118.7

The Company is the guarantor of a loan obtained by Instituto Sadia de Sustentabilidade from the BNDES. The loan was obtained with the purpose of allowing the implementation of biodigesters in the farms of the outgrowers which take part in the Company´s integration system, targeting the reduction of the emission of Greenhouse Gases. The value of these guarantees on December 31, 2017 totaled R$17.3 (R$28.4 as of December 31, 2016).

The Company is the guarantor of loans related to a special program, which aimed the local development of outgrowers in the central region of Brazil. The proceeds of such loans are utilized by the outgrowers to improve farm conditions and will be paid by them in 10 years, taking as collateral the land and equipment acquired by the outgrowers through this program. The guarantee as of December 31, 2017 totaled R$87.1 (R$138.5 as of December 31, 2016).

On December 31, 2017, the Company contracted bank guarantees in the amount of R$1,477.8 (R$1,934.5 as of December 31, 2016) offered mainly in litigations involving the Company´s use of tax credits. These guarantees have an average cost of 1.09% p.a. (0.90% p.a. as of December 31, 2016).

19.10.	Commitments

In the normal course of the business, the Company enters into agreements with third parties which are mainly related to the purchase of raw materials, such as corn and soymeal, where the agreed prices can be fixed or to be fixed. The Company enters into other agreements, such as electricity, packaging supplies and manufacturing activities. The amounts of the agreements at the date of these financial statements are set forth below:

12.31.17
2018	4,862.1
2019	922.9
2020	346.9
2021	208.7
2022	100.8
2023 onwards	123.0
6,564.4